Stockholders' Equity (Reclassifications Out of Accumulated Other Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue		¥ 1,080,284	¥ 1,066,319	¥ 1,077,604
Foreign exchange loss, net		(22,181)	(20,565)	(20,533)
Gain on sale of securities investments, net		225	52,068	8,714
Cost of sales		(4,753,010)	(5,166,894)	(5,275,144)
Loss on devaluation of securities investments		(7,629)	(3,309)	(852)
Income before income taxes		251,619	304,504	39,729
Tax expense or (benefit)		(124,058)	(94,789)	(88,733)
Net income (loss) attributable to Sony Corporation's stockholders		73,289	147,791	(125,980)
Amount reclassified from accumulated other comprehensive income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss) attributable to Sony Corporation's stockholders		1,545	(43,792)	(14,530)
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue		(4,560)	(19,598)	(10,515)
Gain on sale of securities investments, net		(30)	(47,087)	(7,942)
Loss on devaluation of securities investments			3,063
Income before income taxes		(4,590)	(63,622)	(18,457)
Tax expense or (benefit)		1,304	20,315	4,106
Net income (loss) attributable to Sony Corporation's stockholders		(3,286)	(43,307)	(14,351)
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign exchange loss, net			(8)
Cost of sales		(5,583)	(3,104)
Income before income taxes		(5,583)	(3,112)
Tax expense or (benefit)		1,695
Net income (loss) attributable to Sony Corporation's stockholders		(3,888)	(3,112)
Amount reclassified from accumulated other comprehensive income (loss) | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension liability adjustment	[1]	13,044	2,867	2,615
Tax expense or (benefit)		(4,325)	(240)	(1,250)
Net income (loss) attributable to Sony Corporation's stockholders		¥ 8,719	¥ 2,627	1,365
Amount reclassified from accumulated other comprehensive income (loss) | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments				(1,544)
Net income (loss) attributable to Sony Corporation's stockholders				¥ (1,544)

[1]	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.